Financial instruments - Maximum Credit Risk Exposure (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 168,184	$ 85,771
Credit risk | Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	105,442	50,402
Credit risk | Trade receivables
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	41,061	18,399
Credit risk | Derivatives
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,701	0
Credit risk | Note receivables
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	13,403	12,009
Credit risk | Deposits and other assets
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 3,577	$ 4,961